Shareholder's Equity (Details) - shares		9 Months Ended
	Jan. 08, 2021	Sep. 30, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 06, 2021	Dec. 31, 2020
Common Class A [Member]
Common stock, shares authorized			1,000,000,000	1,000,000,000		1,000,000,000
Common stock, Shares issued			214,803,880	214,793,795		0
Common stock, Shares outstanding			214,803,880	214,793,795	214,793,795	0
TPG Pace Solutions
Common stock, shares authorized		30,000,000
Common stock, Shares issued		3,166,667
Common stock, Shares outstanding		3,166,667
Preferred shares, authorized	5,000,000	5,000,000
Preferred shares, issued	0	0
Preferred shares, outstanding	0	0
Dividend policy	The Company has not paid and does not intend to pay any cash dividends on its ordinary shares prior to the completion of the Business Combination. Additionally, the Company’s board of directors does not contemplate or anticipate declaring any share dividends in the foreseeable future.	The Company has not paid and does not intend to pay any cash dividends on its ordinary shares prior to the completion of the Business Combination. Additionally, the Company’s board of directors does not contemplate or anticipate declaring any stock dividends in the foreseeable future.
TPG Pace Solutions | Common Class A [Member]
Common stock, shares authorized	500,000,000	500,000,000
Common stock, Shares issued	0	770,000
Common stock, Shares outstanding	0	770,000
TPG Pace Solutions | Founder Shares
Common stock, shares authorized	50,000,000
Common stock, Shares issued	20,000,000
Common stock, Shares outstanding	20,000,000